Fair value of financial instruments (Tables)	6 Months Ended
Jun. 30, 2019
Fair value of financial instruments
Assets and liabilities held at fair value disaggregated by valuation technique (fair value hierarchy)

Valuation

The following table shows the Barclays Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and balance sheet classification:

	Valuation technique using
	Quoted market prices	Observable inputs	Significant unobservable inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As at 30.06.19	£m	£m	£m	£m
Trading portfolio assets	58,456	58,377	3,548	120,381
Financial assets at fair value through the income statement	10,853	140,578	8,274	159,705
Derivative financial instruments	6,004	232,481	5,701	244,186
Financial assets at fair value through other comprehensive income	27,063	44,936	170	72,169
Investment property	-	-	8	8
Total assets	102,376	476,372	17,701	596,449

Trading portfolio liabilities	(25,714)	(17,004)	(6)	(42,724)
Financial liabilities designated at fair value	(98)	(229,451)	(304)	(229,853)
Derivative financial instruments	(5,728)	(232,576)	(4,799)	(243,103)
Total liabilities	(31,540)	(479,031)	(5,109)	(515,680)

As at 31.12.18
Trading portfolio assets	51,029	49,545	3,613	104,187
Financial assets at fair value through the income statement	8,918	131,348	9,382	149,648
Derivative financial instruments	6,813	210,510	5,215	222,538
Financial assets at fair value through other comprehensive income	19,764	32,697	355	52,816
Investment property	-	-	9	9
Total assets	86,524	424,100	18,574	529,198

Trading portfolio liabilities	(20,654)	(17,225)	(3)	(37,882)
Financial liabilities designated at fair value	(76)	(216,478)	(280)	(216,834)
Derivative financial liabilities	(6,152)	(208,748)	(4,743)	(219,643)
Total liabilities	(26,882)	(442,451)	(5,026)	(474,359)

The following table shows the Barclays Group’s assets and liabilities that are held at fair value disaggregated by valuation technique (fair value hierarchy) and product type:

	Assets			Liabilities
	Valuation technique using			Valuation technique using
	Quotedmarket prices(Level 1)	Observableinputs(Level 2)	Significantunobservableinputs(Level 3)	Quotedmarket prices(Level 1)	Observableinputs(Level 2)	Significantunobservableinputs(Level 3)
As at 30.06.19	£m	£m	£m	£m	£m	£m
Interest rate derivatives	-	152,606	2,320	-	(145,912)	(2,071)
Foreign exchange derivatives	-	56,237	209	-	(58,075)	(289)
Credit derivatives	-	11,565	1,448	-	(11,626)	(369)
Equity derivatives	6,004	10,871	1,711	(5,728)	(15,801)	(2,057)
Commodity derivatives	-	1,202	13	-	(1,162)	(13)
Government and government sponsored debt	53,418	63,687	2	(12,596)	(11,868)	-
Corporate debt	-	20,662	616	-	(5,671)	(6)
Certificates of deposit, commercial paper and other money market instruments	-	554	-	-	(7,939)	(21)
Margin lending	-	15,306	-	-	(23,860)	-
Reverse repurchase and repurchase agreements	-	122,021	13	-	(148,829)	-
Non-asset backed loans	-	7,383	7,930	-	-	-
Asset backed securities	-	3,193	669	-	(28)	-
Issued debt	-	-	-	-	(47,402)	(263)
Equity cash products	42,852	10,190	357	(13,118)	(804)	-
Private equity investments	4	-	913	-	-	(20)
Other[1]	98	895	1,500	(98)	(54)	-
Total	102,376	476,372	17,701	(31,540)	(479,031)	(5,109)

As at 31.12.18
Interest rate derivatives	-	122,794	2,478	-	(118,227)	(2,456)
Foreign exchange derivatives	-	63,996	192	-	(63,952)	(185)
Credit derivatives	-	9,373	1,381	-	(9,188)	(331)
Equity derivatives	6,813	12,934	1,136	(6,152)	(16,001)	(1,743)
Commodity derivatives	-	1,413	28	-	(1,380)	(28)
Government and government sponsored debt	41,812	51,644	14	(9,396)	(11,171)	-
Corporate debt	-	14,664	456	-	(5,061)	-
Certificates of deposit, commercial paper and other money market instruments	-	1,135	-	-	(8,556)	(10)
Margin lending	-	10,388	-	-	(26,875)	-
Reverse repurchase and repurchase agreements	-	118,273	768	-	(138,460)	-
Non-asset backed loans	-	7,406	8,304	-	-	-
Asset backed securities	-	2,314	688	-	(245)	-
Issued debt	-	-	-	-	(42,101)	(251)
Equity cash products	37,816	7,195	698	(11,258)	(1,181)	(3)
Private equity investments	7	-	1,071	-	-	(19)
Other[1]	76	571	1,360	(76)	(53)	-
Total	86,524	424,100	18,574	(26,882)	(442,451)	(5,026)

Other includes commercial real estate loans, funds and fund-linked products, asset backed loans, physical commodities and investment property.

Analysis of movements in Level 3 assets and liabilities

Level 3 movement analysis

The following table summarises the movements in the balances of Level 3 assets and liabilities during the period. The table shows gains and losses and includes amounts for all financial assets and liabilities that are held at fair value transferred to and from Level 3 during the period. Transfers have been reflected as if they had taken place at the beginning of the year.

Asset and liability moves between Level 2 and Level 3 are primarily due to i) an increase or decrease in observable market activity related to an input or ii) a change in the significance of the unobservable input, with assets and liabilities classified as Level 3 if an unobservable input is deemed significant.

Level 3 movement analysis
	As at 01.01.19	Purchases	Sales	Issues	Settle-ments	Total gains and losses in the period recognised in the income statement		Transfers		As at 30.06.19
						Trading income	Other income	In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Government and government sponsored debt	14	2	-	-	-	-	-	-	(14)	2
Corporate debt	388	70	(24)	-	(31)	14	-	32	(74)	375
Non-asset backed loans	2,263	1,235	(1,260)	-	(19)	12	-	19	(90)	2,160
Asset backed securities	664	81	(127)	-	-	5	-	16	(29)	610
Equity cash products	136	48	(13)	-	-	(2)	-	116	(20)	265
Other	148	-	-	-	(1)	(10)	-	-	(1)	136
Trading portfolio assets	3,613	1,436	(1,424)	-	(51)	19	-	183	(228)	3,548

Non-asset backed loans	5,688	2	-	-	(295)	248	-	-	(9)	5,634
Equity cash products	559	9	-	-	(10)	4	178	-	-	740
Private equity investments	1,071	21	(73)	-	(1)	-	43	-	(148)	913
Other	2,064	2,334	(2,619)	-	(2)	17	9	24	(840)	987
Financial assets at fair value through the income statement	9,382	2,366	(2,692)	-	(308)	269	230	24	(997)	8,274

Non-asset backed loans	353	48	-	-	(55)	-	-	-	(218)	128
Asset backed securities	-	40	-	-	-	-	-	-	-	40
Equity cash products	2	-	-	-	-	-	-	-	-	2
Financial assets at fair value through other comprehensive income	355	88	-	-	(55)	-	-	-	(218)	170

Investment property	9	-	-	-	-	-	(1)	-	-	8

Trading portfolio liabilities	(3)	-	-	-	-	2	-	(5)	-	(6)

Certificates of deposit, commercial paper and other money market instruments	(10)	-	-	-	1	-	(1)	(11)	-	(21)
Issued debt	(251)	-	-	(16)	1	5	-	(3)	1	(263)
Other	(19)	-	-	-	-	-	(1)	-	-	(20)
Financial liabilities designated at fair value	(280)	-	-	(16)	2	5	(2)	(14)	1	(304)

Interest rate derivatives	22	(3)	-	-	76	116	-	(107)	145	249
Foreign exchange derivatives	7	-	-	-	(12)	(41)	-	(51)	17	(80)
Credit derivatives	1,050	(63)	4	-	(3)	86	-	2	3	1,079
Equity derivatives	(607)	(122)	(5)	-	23	89	-	(16)	292	(346)
Net derivative financial instruments[1]	472	(188)	(1)	-	84	250	-	(172)	457	902

Total	13,548	3,702	(4,117)	(16)	(328)	545	227	16	(985)	12,592

Derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets were £5,701m and derivative financial liabilities were £4,799m

Level 3 movement analysis
	As at 01.01.18	Purchases	Sales	Issues	Settle-ments	Total gains and losses in the period recognised in the income statement		Transfers		As at 30.06.18
						Trading income	Other income	In	Out
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Government and government sponsored debt	49	11	-	-	-	-	-	-	(35)	25
Corporate debt	871	35	(17)	-	(23)	6	-	15	(6)	881
Non-asset backed loans	166	2,239	(239)	-	-	2	-	11	(6)	2,173
Asset backed securities	627	100	(99)	-	-	(11)	-	5	(30)	592
Equity cash products	68	-	(7)	-	-	35	-	75	(52)	119
Other	196	4	(4)	-	(10)	(21)	-	24	(138)	51
Trading portfolio assets	1,977	2,389	(366)	-	(33)	11	-	130	(267)	3,841

Non-asset backed loans	6,073	16	-	-	(510)	(8)	-	-	(4)	5,567
Equity cash products	8	11	-	-	-	-	-	-	-	19
Private equity investments	688	295	(37)	-	-	-	53	-	(14)	985
Other	750	2,359	(1,967)	-	-	4	110	-	-	1,256
Financial assets at fair value through the income statement	7,519	2,681	(2,004)	-	(510)	(4)	163	-	(18)	7,827

Equity cash products	36	-	(17)	-	-	-	-	-	(18)	1
Private equity investments	129	-	(12)	-	-	-	-	-	(14)	103
Other	40	-	(39)	-	-	-	-	-	-	1
Financial assets at fair value through other comprehensive income	205	-	(68)	-	-	-	-	-	(32)	105

Investment property	116	-	(104)	-	(5)	-	4	-	-	11

Trading portfolio liabilities	(4)	-	2	-	-	-	-	2	-	-

Certificates of deposit, commercial paper and other money market instruments	(250)	-	202	-	-	-	-	-	-	(48)
Issued debt	(214)	-	-	(4)	4	19	-	(219)	125	(289)
Other	(16)	-	16	-	2	-	(2)	-	-	-
Financial liabilities designated at fair value	(480)	-	218	(4)	6	19	(2)	(219)	125	(337)

Interest rate derivatives	(150)	-	-	-	96	(46)	-	(343)	58	(385)
Foreign exchange derivatives	37	-	-	-	(17)	(30)	-	8	(18)	(20)
Credit derivatives	1,146	2	3	-	(15)	(210)	-	1	(2)	925
Equity derivatives	(896)	22	(431)	-	221	129	-	33	175	(747)
Net derivative financial instruments[1]	137	24	(428)	-	285	(157)	-	(301)	213	(227)

Total	9,470	5,094	(2,750)	(4)	(257)	(131)	165	(388)	21	11,220

Derivative financial instruments are represented on a net basis. On a gross basis, derivative financial assets were £5,066m and derivative financial liabilities were £5,293m.

Unrealised gains and losses recognised during the period on Level 3 assets and liabilities held at period end
	Half year ended 30.06.19			Half year ended 30.06.18
	Income statement		Total	Income statement		Total
	Trading income	Other income		Trading income	Other income
	£m	£m	£m	£m	£m	£m
Trading portfolio assets	21	-	21	(3)	-	(3)
Financial assets at fair value through the income statement	253	205	458	(5)	116	111
Investment properties	-	(1)	(1)	-	-	-
Trading portfolio liabilities	2	-	2	-	-	-
Financial liabilities designated at fair value	6	-	6	18	-	18
Net derivative financial instruments	212	-	212	(155)	-	(155)
Total	494	204	698	(145)	116	(29)

Sensitivity analysis of valuations using unobservable inputs

Valuation techniques and sensitivity analysis

Sensitivity analysis is performed on products with significant unobservable inputs (Level 3) to generate a range of reasonably possible alternative valuations. The sensitivity methodologies applied take account of the nature of valuation techniques used, as well as the availability and reliability of observable proxy and historical data and the impact of using alternative models.

Current year valuation and sensitivity methodologies are consistent with those described within Note 17, Fair value of financial instruments in the Barclays PLC Annual Report 2018.

Sensitivity analysis of valuations using unobservable inputs
	As at 30.06.19		As at 31.12.18
	Favourable changes	Unfavourable changes	Favourable changes	Unfavourable changes
	£m	£m	£m	£m
Interest rate derivatives	52	(118)	80	(162)
Foreign exchange derivatives	11	(14)	7	(10)
Credit derivatives	125	(79)	126	(73)
Equity derivatives	107	(108)	110	(112)
Commodity derivatives	1	(1)	1	(1)
Corporate debt	12	(10)	10	(2)
Non-asset backed loans	253	(529)	274	(458)
Equity cash products	130	(173)	121	(155)
Private equity investments	236	(247)	230	(241)
Other[1]	2	(2)	2	(2)
Total	929	(1,281)	961	(1,216)

Other includes commercial real estate loans, funds and fund-linked products, asset backed loans, physical commodities and investment property.

Fair value adjustments

Fair value adjustments

Key balance sheet valuation adjustments are quantified below:

	As at	As at
	30.06.19	31.12.18
	£m	£m
Exit price adjustments derived from market bid-offer spreads	(455)	(457)
Uncollateralised derivative funding	(60)	(47)
Derivative credit valuation adjustments	(149)	(125)
Derivative debit valuation adjustments	192	237

Comparison of carrying amounts and fair values for assets and liabilities not held at fair value

Comparison of carrying amounts and fair values for assets and liabilities not held at fair value

Valuation methodologies employed in calculating the fair value of financial assets and liabilities measured at amortised cost are consistent with the Barclays PLC Annual Report 2018 disclosure.

The following table summarises the fair value of financial assets and liabilities measured at amortised cost on the Barclays Group’s balance sheet.

	As at 30.06.19		As at 31.12.18
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets	£m	£m	£m	£m
Loans and advances at amortised cost
- Home loans	151,543	150,549	150,284	148,897
- Credit cards, unsecured loans and other retail lending	56,304	57,822	54,560	56,462
- Finance lease receivables	2,035	2,178	1,886	2,057
- Corporate loans	129,437	127,374	119,676	117,848
Reverse repurchase agreements and other similar secured lending	8,990	8,990	2,308	2,308

Financial liabilities
Deposits at amortised cost
- Banks	(16,975)	(16,975)	(14,166)	(14,166)
- Current and demand accounts	(152,586)	(152,586)	(148,714)	(148,714)
- Savings accounts	(138,830)	(138,830)	(137,589)	(137,589)
- Other time deposits	(105,205)	(105,213)	(94,369)	(94,388)
Repurchase agreements and other similar secured borrowing	(18,322)	(18,322)	(18,578)	(18,578)
Debt securities in issue	(90,815)	(92,044)	(82,286)	(81,687)
Subordinated liabilities	(18,803)	(18,965)	(20,559)	(21,049)